Investment Portfolio	as of December 31, 2019 (Unaudited)

DWS CROCI® U.S. Fund

	Shares	Value ($)
Common Stocks 99.1%
Communication Services 10.1%
Media
Comcast Corp. "A"	470,418	21,154,697
Discovery, Inc. "A"*	679,932	22,260,974
ViacomCBS, Inc. "B"	1,078,401	45,260,490
		88,676,161
Consumer Discretionary 2.3%
Household Durables
D.R. Horton, Inc.	387,209	20,425,275
Energy 2.5%
Oil, Gas & Consumable Fuels
Cabot Oil & Gas Corp.	1,230,597	21,424,694
Financials 37.2%
Banks 24.9%
Citigroup, Inc.	281,942	22,524,346
Citizens Financial Group, Inc.	553,752	22,487,869
Comerica, Inc.	303,040	21,743,120
Huntington Bancshares, Inc.	1,427,694	21,529,625
JPMorgan Chase & Co.	161,347	22,491,772
M&T Bank Corp.	129,419	21,968,875
PNC Financial Services Group, Inc.	138,974	22,184,420
Truist Financial Corp.	385,506	21,711,698
U.S. Bancorp.	355,056	21,051,270
Wells Fargo & Co.	389,432	20,951,442
		218,644,437
Capital Markets 2.5%
Bank of New York Mellon Corp.	432,239	21,754,589
Consumer Finance 9.8%
American Express Co.	175,032	21,789,734
Capital One Financial Corp.	217,056	22,337,233
Discover Financial Services	250,143	21,217,129
Synchrony Financial	568,800	20,482,488
		85,826,584
Health Care 15.6%
Biotechnology 5.0%
Gilead Sciences, Inc.	324,396	21,079,252
Regeneron Pharmaceuticals, Inc.*	61,604	23,131,070
		44,210,322
Pharmaceuticals 10.6%
Bristol-Myers Squibb Co.	371,754	23,862,889
Eli Lilly & Co.	183,618	24,132,914
Merck & Co., Inc.	249,802	22,719,492
Pfizer, Inc.	562,714	22,047,134
		92,762,429
Industrials 9.5%
Airlines 2.3%
United Airlines Holdings, Inc.*	225,939	19,902,966
Machinery 4.7%
Cummins, Inc.	115,132	20,604,023
PACCAR, Inc.	265,017	20,962,844
		41,566,867
Professional Services 2.5%
ManpowerGroup, Inc.	225,067	21,854,006
Information Technology 2.2%
Technology Hardware, Storage & Peripherals
Hewlett Packard Enterprise Co.	1,209,026	19,175,152
Materials 2.4%
Chemicals
LyondellBasell Industries NV "A"	224,768	21,236,081
Utilities 17.3%
Electric Utilities 7.5%
Duke Energy Corp.	241,514	22,028,492
Exelon Corp.	460,078	20,974,956
PPL Corp.	626,383	22,474,622
		65,478,070
Multi-Utilities 9.8%
Consolidated Edison, Inc.	241,777	21,873,565
Dominion Energy, Inc	255,304	21,144,278
DTE Energy Co.	170,230	22,107,770
Public Service Enterprise Group, Inc.	348,065	20,553,238
		85,678,851
Total Common Stocks (Cost $796,935,951)		868,616,484
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.62% (a) (Cost $7,427,395)	7,427,395	7,427,395
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $804,363,346)	100.0	876,043,879
Other Assets and Liabilities, Net	0.0	378,938
Net Assets	100.0	876,422,817

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended December 31, 2019 are as follows:

Value ($) at 9/30/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 12/31/2019	Value ($) at 12/31/2019
Cash Equivalents 0.9%
DWS Central Cash Management Government Fund, 1.62% (a)
2,372,496	23,744,813	18,689,914	—	—	23,548	—	7,427,395	7,427,395

*	Non-income producing security.
(a)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2019 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$868,616,484	$—	$—	$868,616,484
Short-Term Investments	7,427,395	—	—	7,427,395
Total	$876,043,879	$—	$—	$876,043,879

(b)	See Investment Portfolio for additional detailed categorizations.